WARRANT LIABILITIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) D $ / shares shares	Dec. 31, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($) shares
WARRANT LIABILITIES
Public warrants expiration term		10 years
Sale of private placement warrants (in shares) | shares	118,268,175	116,151,167
Warrants | MedTech Acquisition Corp
WARRANT LIABILITIES
Maximum period after business combination in which to file registration statement	15 days	15 days
Period of time within which registration statement is expected to become effective	60 days	60 days
Private Placement Warrants | MedTech Acquisition Corp
WARRANT LIABILITIES
Warrants outstanding | $		$ 4,933,333	$ 4,933,333
Sale of private placement warrants (in shares) | shares	4,933,333	4,933,333
Restrictions on transfer period of time after business combination completion		30 days
Public Warrants | MedTech Acquisition Corp
WARRANT LIABILITIES
Warrants outstanding | $	$ 8,333,333	$ 8,333,333
Warrant exercise period condition one	30 days	30 days
Warrant exercise period condition two	12 months	12 months
Public warrants expiration term	5 years	5 years
Share price trigger used to measure dilution of warrants | $ / shares	$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60	60
Trading period after business combination used to measure dilution of warrant	20	20
Warrant exercise price adjustment multiple	115	115
Warrant redemption price adjustment multiple	180	180
Restrictions on transfer period of time after business combination completion	30 days
Warrants outstanding | shares		8,333,333	8,333,333
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | MedTech Acquisition Corp
WARRANT LIABILITIES
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Redemption period	30 days	30 days
Warrant redemption condition minimum share price | $ / shares	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20	20
Threshold consecutive trading days for redemption of public warrants	30	30
Threshold number of business days before sending notice of redemption to warrant holders	3	3